Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

6.    Income Taxes

Net loss before taxes consisted of the following:

	For the years ended December 31,
	2023	2022
U.S.	$(4,433,956)	$(7,911,970)
Non-U.S.	(3,217,171)	(4,158,494)
Net loss before taxes	$(7,651,127)	$(12,070,464)

The components of income tax benefit (expense) are as follows:

	For the years ended December 31,
	2023	2022
Current:
U.S. Federal	$—	$—
U.S. State	2,425	5,166
Non-U.S.	(15,910)	15,910
	$(13,485)	$21,076
Deferred:
U.S. Federal	$—	$—
U.S. State	—	—
Non-U.S.	—	—
	$—	$—
Total income tax benefit (expense)	$(13,485)	$21,076

A reconciliation of the expected tax provision (benefit) at the statutory federal income tax rate to the Company’s recorded tax provision (benefit) consisted of the following:

	For the years ended December 31,
	2023	2022
Expected tax provision (benefit) at U.S. federal statutory rate	$(1,606,737)	$(2,534,797)
State income taxes, net of federal benefit	1,560	4,081
Foreign tax rate differential	(400,110)	(494,278)
Change in valuation allowance	1,869,814	3,146,272
Stock compensation	296,887	19,730
Credits	(181,270)	(158,085)
Prior year deferred tax adjustments	(84,169)	—
Other	90,540	38,153
Total provision (benefit) for income taxes	$(13,485)	$21,076

Temporary differences that give rise to significant portions of the deferred tax assets are as follows:

	As of December 31,
	2023	2022
Deferred Tax Assets:
Net operating losses	$8,330,939	$7,082,125
Section 174	943,401	463,749
Tax credits	516,330	335,060
Equity compensation	1,476,296	1,660,684
Lease liability	3,934	12,292
Other - accruals	17,448	4,937
Other	36,431	14,634
Total Deferred Tax Assets	11,324,779	9,573,481
Deferred Tax Liabilities:
Capitalized internal-use software, net	(88,041)	(198,051)
Right-of-use asset	(3,787)	(12,082)
Total Deferred Tax Liabilities	(91,828)	(210,133)
Net Deferred Tax Assets	11,232,951	9,363,348
Valuation allowance	(11,232,951)	(9,363,348)
Deferred Tax Assets, Net	$—	$—

Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. In making this determination, management considers all available positive and negative evidence affecting specific deferred tax assets, including the Company’s past and anticipated future performance, the reversal of deferred tax liabilities, the length of carry-back and carry-forward periods, and the implementation of tax planning strategies.

Objective positive evidence is necessary to support a conclusion that a valuation allowance is not needed for all or a portion of deferred tax assets when significant negative evidence exists. The Company’s cumulative losses in recent years are the most compelling form of negative evidence considered by management in making this determination. For the years ended December 31, 2023 and 2022, the net increase in the total valuation allowance was $1,901,622 and $3,146,272, respectively, and management has determined that based on all available evidence, a valuation allowance of $11,232,951 and 9,363,348 is appropriate at December 31, 2023 and 2022, respectively.

At December 31, 2023, the Company had Federal net operating loss carrying forwards of $19,127,170. Net operating losses generated for years ending December 31, 2017 and prior total $574,051 and will expire in 2037. Net operating losses generated beginning in 2018 total $18,553,119 and have an indefinite life. At December 31, 2023, the Company had state net operating loss carry forwards of $3,743,893. State net operating losses generated for years ending December 31, 2017 and prior total $574,051 and will expire in 2037. Net operating losses generated beginning in 2018 total $3,169,842 and have an indefinite life. At December 31, 2023, the Company had foreign net operating loss carry forwards of $11,859,008 with an indefinite carry forward period. Foreign net operating losses of $975,242 will begin to expire in 2026.

Included in the balance of unrecognized tax benefit as of December 31, 2023 and December 31, 2022, are $129,082 and $83,765, respectively, of tax benefits that, if recognized, would affect the effective tax rate.

The Company recognizes accrued interest related to unrecognized tax expenses and penalties as income tax expense. Related to the unrecognized tax benefits noted above, the Company accrued $0 of interest during 2023, and $0 of penalty, and in total, as of December 31, 2023 has recognized $0 of interest and penalty.

The Company is subject to taxation in the US and various state jurisdictions. As of December 31, 2023 the Company’s tax returns for 2020, 2021, and 2022 are subject to full examination by the tax authorities. As of December 31, 2023, the Company is generally no longer subject to state or local examinations by tax authorities for years before 2020, except to the extent of NOLs generated in prior years claimed on a tax return.